Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
16.	Supplemental Cash Flow Information

a.	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable and interest receivable	(3,317)	(808)	(3,061)
Pool receivables from affiliates	(4,741)	6,697	7,327
Due from affiliates	(12,177)	(253)	(9,287)
Prepaid expenses and other current assets	(3,147)	(1,409)	1,273
Accounts payable and accrued liabilities	2,337	(1,788)	(3,768)
Due to affiliates	(1,204)	(842)	5,841
Deferred revenue	855	(2,692)	(978)
Other	1,600	262	692

	(19,794)	(833)	(1,961)

b.	Cash interest paid (including interest paid by the Dropdown Predecessor) during the years ended December 31, 2012, 2011, and 2010 totalled $29.3 million, $79.1 million, and $64.4 million, respectively, including realized losses of $1.8 million, $32.9 million, and $9.3 million, respectively on the interest rate swaps agreements relating to the 2012 Acquired Business.

c.	Increases and decreases in the amount of debt allocated to Dropdown Predecessor from Teekay have been treated as non-cash transactions in the Company’s statement of cash flows. Such repayments (drawdowns) for the years ended December 31, 2012, 2011 and 2010 were $108.7 million, $(82.3) million and $171.4 million, respectively.